Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies And Practices Related to the Grant of Certain Equity Awards Close In Time to the Release of Material Nonpublic Information.  During 2025, the Corporation did not grant stock options, stock appreciation rights or other option‑like instruments to any of our named executive officers. Our long‑term incentive program currently consists of restricted stock units and performance restricted stock units that are granted annually following the public release of our fiscal year‑end earnings, with grant values determined using the closing price of our common stock on the grant date.  Although we do not presently utilize options or stock appreciation rights, if the CRC were to approve such awards in the future, it expects that any such awards would be granted pursuant to the same timing principles applicable to our other equity awards and would not be coordinated with the release of material nonpublic information for the purpose of conferring an advantage on recipients.

Award Timing Method	During 2025, the Corporation did not grant stock options, stock appreciation rights or other option‑like instruments to any of our named executive officers. Our long‑term incentive program currently consists of restricted stock units and performance restricted stock units that are granted annually following the public release of our fiscal year‑end earnings, with grant values determined using the closing price of our common stock on the grant date. Although we do not presently utilize options or stock appreciation rights, if the CRC were to approve such awards in the future, it expects that any such awards would be granted pursuant to the same timing principles applicable to our other equity awards and would not be coordinated with the release of material nonpublic information for the purpose of conferring an advantage on recipients.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false